UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08476
                                                    --------------

                    The Gabelli Global Multimedia Trust Inc.
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center,
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                              [LOGO OMITTED]
                                                              THE GABELLI
                                                              GLOBAL
                                                              MULTIMEDIA
                                                              TRUST INC.

                        THE GABELLI MULTIMEDIA TRUST INC.

                               Semi-Annual Report
                                  June 30, 2003
TO OUR SHAREHOLDERS,

      We are changing the way we provide portfolio managers' commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of shareholder reports in a filing with the Securities and Exchange Commission on form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we are removing their commentary from the financial statements and sending it to you separately. As a result, this commentary will no longer be considered part of a Fund's financial report and therefore will not be subject to the officers' certifications.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                    Sincerely yours,


                                                    /S/ BRUCE N. ALPERT
                                                    Bruce N. Alpert
                                                    Chief Operating Officer
August 8, 2003                                      Gabelli Funds, LLC

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------


             COMMON STOCKS -- 82.6%
             COPYRIGHT/CREATIVITY COMPANIES -- 34.9%
             BUSINESS SERVICES: ADVERTISING -- 0.4%
      8,000  Donnelley (R.H.)
                Corp.+ ...........$    101,139 $    291,760
     20,000  Harte-Hanks Inc. ....     147,611      380,000
      4,200  Havas SA ............      20,733       18,762
      2,000  Publicis Groupe .....      13,971       53,673
                                  ------------ ------------
                                       283,454      744,195
                                  ------------ ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.7%
      2,250  Activision Inc.+ ....       6,415       29,070
     10,000  America Online Latin
               America Inc., Cl. A+     43,250        6,010
      3,000  Atlus Co. Ltd.+ .....      17,662       11,942
      8,000  Block (H&R) Inc. ....     162,450      346,000
      9,473  CNET Networks Inc.+ .     102,468       59,017
      3,230  EarthLink Inc.+ .....      45,250       25,485
        500  Electronic Arts Inc.+       5,588       36,995
     40,000  EMC Corp.+ ..........     588,871      418,800
     10,000  Jupitermedia Corp.+ .      12,067       40,000
     65,000  Microsoft Corp. .....   1,465,256    1,664,650
      2,000  Mobius Management
               Systems Inc.+ .....      12,540       14,940
      1,000  Pixar Inc.+ .........      39,153       60,840
     12,000  Yahoo! Inc.+ ........     194,054      393,120
                                  ------------ ------------
                                     2,695,024    3,106,869
                                  ------------ ------------
             CONSUMER PRODUCTS -- 0.3%
      6,000  Department 56 Inc.+ .      65,655       91,980
        100  eBay Inc.+ ..........       6,163       10,418
     20,000  Mattel Inc. .........     241,358      378,400
                                  ------------ ------------
                                       313,176      480,798
                                  ------------ ------------
             ELECTRONICS -- 0.7%
     46,165  Agere Systems Inc.,
               Cl. B+ ............     142,676      106,179
      6,000  Intel Corp. .........     162,470      124,704
     60,000  Oak Technology Inc.+      217,241      372,600
      3,570  Royal Philips Electronics
               NV, ADR ...........      29,368       68,223
     20,000  Sony Corp., ADR .....     860,781      560,000
                                  ------------ ------------
                                     1,412,536    1,231,706
                                  ------------ ------------
             ENTERTAINMENT -- 12.3%
     65,000  AOL Time Warner Inc.+   1,013,194    1,045,850
     60,000  Canal Plus, ADR .....      10,818       62,010
     25,000  Crown Media Holdings Inc.,
               Cl. A+ ............     146,640      103,250
     31,622  EMI Group plc .......     108,730       63,661
     30,000  EMI Group plc, ADR ..     394,397      120,789
     32,000  Fox Entertainment Group
               Inc., Cl. A+ ......     722,750      920,960

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
    230,000  Gemstar-TV Guide
               International
               Inc.+ .............$  1,844,444 $  1,170,700
     70,000  GMM Grammy Public
               Co. Ltd. ..........      55,457       35,966
     20,282  Granada plc .........      55,525       30,456
        481  Henley LP+ ..........           0        1,443
    707,590  Liberty Media Corp.,
               Cl. A+                2,546,623    8,179,740
    100,000  Shaw Brothers (Hong Kong)
               Ltd. ..............     145,929       98,742
     70,000  Six Flags Inc.+ .....     529,700      474,600
     70,000  SMG plc .............     205,497       96,452
     85,000  The Walt Disney Co. .   1,972,306    1,678,750
    141,000  Viacom Inc., Cl. A+ .   2,121,178    6,161,700
     20,000  Vivendi Universal SA+     855,923      364,025
     75,000  Vivendi Universal SA,
               ADR+ ..............   2,825,297    1,383,000
      6,000  World Wrestling
               Entertainment Inc.       76,680       61,740
                                  ------------ ------------
                                    15,631,088   22,053,834
                                  ------------ ------------
             HOTELS AND GAMING -- 5.0%
      8,000  Aztar Corp.+ ........      40,900      128,880
      8,000  Churchill Downs Inc.      193,280      306,480
    199,500  Gaylord Entertainment
               Co.+ ..............   5,086,459    3,904,215
     18,000  GTECH Holdings Corp.+     167,644      677,700
    740,000  Hilton Group plc ....   2,809,249    2,246,865
     55,000  Magna Entertainment
               Corp., Cl. A+ .....     358,030      275,000
     32,000  MGM Mirage+ .........     868,999    1,093,760
     10,000  Park Place Entertainment
               Corp.+ ............      61,344       90,900
     10,000  Starwood Hotels & Resorts
               Worldwide Inc. ....     309,513      285,900
                                  ------------ ------------
                                     9,895,418    9,009,700
                                  ------------ ------------
             PUBLISHING -- 14.5%
     20,000  Arnoldo Mondadori
               Editore SpA .......      63,827      145,151
    100,000  Belo Corp., Cl. A ...   1,556,990    2,236,000
      1,000  Dow Jones & Co. Inc.       46,722       43,030
     20,000  EMAP plc ............     207,970      282,343
     17,000  Gannett Co. Inc. ....     910,944    1,305,770
      2,833  Golden Books Family
               Entertainment Inc.+           0            5
      2,000  Hollinger International
               Inc. ..............      26,475       21,540
    144,400  Independent News &
               Media plc .........     193,226      261,997
     15,000  Journal Register Co.+     244,399      271,350
     15,000  Knight-Ridder Inc. ..     659,380    1,033,950
     55,000  Lee Enterprises Inc.    1,204,236    2,064,150

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             COPYRIGHT/CREATIVITY COMPANIES (CONTINUED)
             PUBLISHING (CONTINUED)
     19,000  McClatchy Co.,
               Cl. A .............$    517,138 $  1,094,780
     18,000  McGraw-Hill Companies
               Inc. ..............     728,344    1,116,000
     22,000  Media General Inc.,
               Cl. A .............     972,570    1,258,400
     27,000  Meredith Corp. ......     636,668    1,188,000
    100,000  Nation Multimedia
               Group+ ............      84,677       28,306
    100,000  New Straits Times Press
               Berhad+ ...........     296,714       97,369
     20,000  News Corp. Ltd., ADR      396,739      605,400
    150,000  Oriental Press
               Group Ltd. ........      46,315       30,969
    134,800  Penton Media Inc.+ ..   1,253,958       79,532
     10,000  Playboy Enterprises Inc.,
               Cl. A+ ............      97,125      120,000
     97,400  Post Publishing
               Co. Ltd. ..........      47,100       76,456
    172,600  PRIMEDIA Inc.+ ......     878,681      526,430
     47,000  Pulitzer Inc. .......   1,393,375    2,322,740
     93,200  Reader's Digest
               Association Inc. ..   1,563,939    1,256,336
      1,000  Scholastic Corp.+ ...      16,500       29,780
    251,520  SCMP Group Ltd. .....     181,457       99,181
     33,000  Scripps (E.W.) Co.,
               Cl. A .............   2,001,394    2,927,760
     54,452  Singapore Press Holdings
               Ltd. ..............     696,171      565,849
        300  SPIR Communication ..      23,329       22,152
     15,000  Telegraaf Holdingsmij -
               CVA ...............     285,271      241,152
     50,000  Thomas Nelson Inc.+ .     587,560      625,000
     84,000  Tribune Co. .........   3,528,623    4,057,200
     18,000  United Business Media plc,
               ADR ...............     162,752       90,000
        800  Wiley (John) & Sons Inc.,
               Cl. B .............       5,692       21,000
      4,000  Wolters Kluwer NV ...      90,625       48,230
                                  ------------ ------------
                                    21,606,886   26,193,308
                                  ------------ ------------
             TOTAL COPYRIGHT/
              CREATIVITY
              COMPANIES ..........  51,837,582   62,820,410
                                  ------------ ------------
             DISTRIBUTION COMPANIES -- 47.7%
             BROADCASTING -- 13.8%
        460  Asahi Broadcasting
               Corp. .............       6,087       16,971
         22  Asahi National Broadcasting
               Co., Ltd. .........      26,592       25,467
     18,000  CanWest Global
               Communications Corp.+   156,992      117,900

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
     18,000  CanWest Global
               Communications Corp.,
               Sub-Voting+ .......$     92,011 $    114,591
      5,000  Carlton Communications
               plc, ADR ..........      95,245       60,500
      2,300  Chubu-Nippon Broadcasting
               Co., Ltd. .........      14,620       14,577
     27,000  Clear Channel
               Communications Inc.+    664,696    1,144,530
      8,333  Corus Entertainment Inc.,
               Cl. B+ ............      33,927      139,522
      9,000  Cox Radio Inc., Cl. A+     55,500      207,990
      1,000  Emmis Communications
               Corp., Cl. A+ .....      10,489       22,950
     29,520  Fisher Communications
               Inc.+ .............   1,550,095    1,443,823
          4  Fuji Television
               Network Inc. ......      14,441       14,124
     67,500  Granite Broadcasting
               Corp.+ ............     400,055      206,550
    100,000  Gray Television Inc.    1,295,437    1,240,000
     13,125  Gray Television Inc.,
               Cl. A .............     166,990      161,438
     10,000  Grupo Radio Centro, SA de
               CV, ADR+ ..........      46,871       54,200
    155,000  Grupo Televisa SA, ADR  5,215,748    5,347,500
     34,000  Hearst-Argyle Television
               Inc.+ .............     341,006      880,600
      4,550  Lagardere S.C.A. ....     100,163      197,765
    151,000  Liberty Corp. .......   6,950,356    6,417,500
     20,000  LIN TV Corp., Cl. A+      440,000      471,000
      4,000  Metropole TV M6 SA ..      35,208      109,919
      1,200  Nippon Broadcasting
               System Inc. .......      29,276       30,381
      4,000  Nippon Television Network
               Corp. .............     608,474      476,702
      4,650  NRJ Group ...........      22,694       68,883
      1,000  NTN Communications
               Inc.+ .............         862        2,010
     70,000  Paxson Communications
               Corp.+ ............     610,725      419,300
        500  Radio One Inc., Cl. A+      5,510        8,930
      1,000  Radio One Inc., Cl. D+     11,428       17,770
      1,500  RTL Group (Brussels)       76,363       70,623
      3,500  RTL Group (New York)      113,838      167,199
      1,906  SAGA Communications
               Inc., Cl. A+ ......       9,709       37,072
     80,000  Salem Communications
               Corp., Cl. A+ .....   1,285,175    1,600,880
      2,000  SBS Broadcasting SA+       42,022       35,700
     40,000  Sinclair Broadcast Group
               Inc., Cl. A+ ......     434,512      464,400
     25,000  Societe Television
               Francaise 1 .......     249,649      769,390

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             BROADCASTING (CONTINUED)
      3,000  Spanish Broadcasting
               System Inc.,
               Cl. A+ ............$     47,623 $     24,450
     50,000  Television
               Broadcasts Ltd. ...     187,673      179,210
     54,600  Tokyo Broadcasting
               System Inc. .......     777,133      665,249
     15,000  TV Azteca, SA de CV .      85,569       97,500
     25,000  Ulster Television plc     100,374      128,919
     51,000  Young Broadcasting Inc.,
               Cl. A+ ............   1,475,410    1,077,630
                                  ------------ ------------
                                    23,896,548   24,751,615
                                  ------------ ------------
             BUSINESS SERVICES -- 0.7%
     15,000  Carlisle Holdings
               Ltd.+ .............      78,754       49,500
     48,000  Cendant Corp.+ ......     593,292      879,360
        500  CheckFree Corp.+ ....       5,520       13,920
      1,000  Convergys Corp.+ ....      17,738       16,000
        500  Dun and Bradstreet
               Corp.+ ............       6,320       20,550
      8,000  Interactive Data
               Corp.+ ............      52,250      135,200
      1,000  Moody's Corp. .......      20,012       52,710
      3,000  Princeton Video Image
               Inc.+ .............      21,000            9
      2,500  Traffix Inc.+ .......      12,500        7,678
                                  ------------ ------------
                                       807,386    1,174,927
                                  ------------ ------------
             CABLE -- 3.9%
     10,000  Austar United
               Communications Ltd.+     21,733        2,582
    210,000  Cablevision Systems Corp.,
               Cl. A+ ............   3,491,667    4,359,600
     60,000  Charter Communications
               Inc., Cl. A+ ......     150,134      238,200
     37,350  Comcast Corp., Cl. A+   1,104,551    1,127,223
      7,000  Comcast Corp., Cl. A,
               Special+ ..........      53,073      201,810
     15,000  Mediacom Communications
               Corp.+ ............     126,903      148,050
     39,000  Shaw Communications Inc.,
               Cl. B .............     105,571      521,818
     11,000  Shaw Communications Inc.,
               Cl. B, Non-Voting .     103,451      147,950
     22,680  Telewest Communications
               plc+ ..............      37,551          655
     50,000  UnitedGlobalCom Inc.,
               Cl. A+ ............     275,444      258,500
                                  ------------ ------------
                                     5,470,078    7,006,388
                                  ------------ ------------

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             CONSUMER SERVICES -- 2.5%
      4,000  Bowlin Travel
               Centers Inc.+ .....$      3,022 $      7,400
    112,400  InterActive Corp.+ ..   2,658,200    4,447,668
      2,000  Martha Stewart Living
               Omnimedia Inc.,
               Cl. A+ ............      28,800       18,780
      4,000  TiVo Inc.+ ..........      27,943       48,720
                                  ------------ ------------
                                     2,717,965    4,522,568
                                  ------------ ------------
             DIVERSIFIED INDUSTRIAL -- 0.6%
     18,200  Bouygues SA .........     496,156      502,432
     20,000  General Electric Co.      506,859      573,600
      7,700  Hutchison Whampoa Ltd.     71,267       46,902
     11,825  Malaysian Resources Corp.
               Berhad+ ...........      41,566        3,361
                                  ------------ ------------
                                     1,115,848    1,126,295
                                  ------------ ------------
             ENERGY AND UTILITIES -- 0.3%
     45,000  El Paso Electric Co.+     358,877      554,850
                                  ------------ ------------
             ENTERTAINMENT: DISTRIBUTION -- 1.0%
      6,000  AMC Entertainment
               Inc.+ .............      11,737       68,640
      5,000  Blockbuster Inc.,
               Cl. A .............      52,438       84,250
      3,150  British Sky Broadcasting
               Group plc, ADR+ ...      56,080      142,065
    100,000  GC Companies Inc.+ ..     241,092       15,000
     90,710  Metro-Goldwyn-Mayer
               Inc.+ .............   1,545,196    1,126,618
     17,000  Regal Entertainment Group,
               Cl. A .............     323,000      400,860
        200  Sunland Entertainment
               Co. Inc.+ .........       2,500          150
                                  ------------ ------------
                                     2,232,043    1,837,583
                                  ------------ ------------
             EQUIPMENT -- 1.5%
     34,000  Allen Telecom Inc.+ .     240,881      561,680
      1,000  Amphenol Corp., Cl. A+     15,588       46,820
        416  Avaya Inc.+ .........       9,761        2,687
      2,000  CommScope Inc.+ .....      29,407       19,000
    105,000  Corning Inc.+ .......   1,041,524      775,950
      1,000  Furukawa Electric
               Co. Ltd. ..........      15,169        3,265
      3,000  L-3 Communications
               Holdings Inc.+ ....      33,000      130,470
     80,000  Lucent Technologies
               Inc.+ .............     486,490      162,400
     60,000  Motorola Inc. .......     850,958      565,800
     25,000  Nortel Networks Corp.+    125,000       67,500
      6,000  Qualcomm Inc. .......      31,219      214,500
      6,000  Scientific-Atlanta
               Inc. ..............      50,804      143,040
     20,000  Sycamore Networks
               Inc.+ .............      63,894       76,600
                                  ------------ ------------
                                     2,993,695    2,769,712
                                  ------------ ------------

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             FOOD AND BEVERAGE -- 0.2%
     50,000  Allied Domecq plc ...$    290,480 $    275,578
      5,282  Compass Group plc ...      37,648       28,480
                                  ------------ ------------
                                       328,128      304,058
                                  ------------ ------------
             SATELLITE -- 1.9%
        300  Asia Satellite
               Telecommunications
               Holdings Ltd., ADR        5,693        4,848
     28,000  EchoStar Communications
               Corp., Cl. A+ .....      91,970      969,360
    100,000  General Motors Corp.,
               Cl. H+ ............   1,657,697    1,281,000
      5,000  Liberty Satellite &
               Technology Inc.,
               Cl. A+ ............      14,450       13,000
     14,000  Lockheed Martin Corp.     401,069      665,980
      3,000  Loral Space &
               Communications Ltd.+     90,687        9,150
     10,000  PanAmSat Corp.+ .....     149,708      184,300
      5,500  Pegasus Communications
               Corp.+ ............     519,252      162,690
      6,000  PT Indosat Tbk, ADR .      58,079       64,980
         30  Sky Perfect
               Communications Inc.+     15,471       20,512
                                  ------------ ------------
                                     3,004,076    3,375,820
                                  ------------ ------------
             TELECOMMUNICATIONS: LOCAL -- 6.0%
      4,266  Aliant Inc. .........      39,187       91,458
      3,000  Allegiance
               Telecom Inc.+ .....      28,500          165
      7,000  ALLTEL Corp. ........     372,121      337,540
      9,557  ATX Communications
               Inc.+ .............      24,550        3,441
      4,000  Brasil Telecom Participacoes
               SA, ADR ...........     231,474      149,800
     47,000  CenturyTel Inc. .....   1,440,777    1,637,950
      2,000  Choice One
               Communications Inc.+        700          640
    100,000  Cincinnati Bell Inc.+     958,563      670,000
     93,000  Citizens Communications
               Co.+ ..............   1,047,108    1,198,770
     24,434  Commonwealth Telephone
               Enterprises Inc.+ .     829,449    1,074,363
     24,400  Commonwealth Telephone
               Enterprises Inc.,
               Cl. B+ ............     318,107    1,122,400
      3,000  Metromedia International
               Group Inc.+ (d) ...       8,775          345
      9,655  Rogers Communications
               Inc., Cl. B .......     148,207      153,840

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
    120,345  Rogers Communications
               Inc., Cl. B, ADR ..$  1,077,724 $  1,931,537
      6,000  SBC Communications
               Inc. ..............     145,321      153,300
     18,432  Tele Norte Leste
               Participacoes
               SA, ADR ...........     252,380      215,286
     10,000  Telecom Argentina Stet
               France Telecom SA,
               ADR+ ..............      26,440       65,000
     18,172  TeliaSonera AB ......      51,070       75,367
      4,000  Time Warner Telecom Inc.,
               Cl. A+ ............      25,000       25,480
      3,000  USN Communications
               Inc.+ (d) .........      12,165            3
     50,000  Verizon Communications
               Inc. ..............   1,934,890    1,972,500
                                  ------------ ------------
                                     8,972,508   10,879,185
                                  ------------ ------------
             TELECOMMUNICATIONS: LONG DISTANCE -- 1.5%
     22,000  AT&T Corp. ..........     721,099      423,500
     10,000  BT Group plc, ADR ...     428,060      336,600
      1,000  Embratel Participacoes
               SA, ADR+ ..........       4,150       10,030
     13,000  Global Crossing Ltd.+      21,840          234
    285,646  Qwest Communications
               International Inc.+   1,754,990    1,365,388
      6,000  Rostelecom, ADR .....      41,408       62,340
     30,000  Sprint Corp. -
               FON Group .........     475,872      432,000
      1,000  Startec Global
               Communications
               Corp.+ ............       4,645           16
      1,666  Talk America
              Holdings Inc.+ .....       2,529       18,176
     60,000  WorldCom Inc. - MCI
               Group+ ............      15,900        8,700
                                  ------------ ------------
                                     3,470,493    2,656,984
                                  ------------ ------------
             TELECOMMUNICATIONS: NATIONAL -- 6.0%
     40,000  BCE Inc. ............     839,129      924,400
     45,203  Cable & Wireless
               plc, ADR ..........     775,679      247,260
     33,000  Compania de
               Telecomunicaciones de
               Chile SA, ADR+ ....     552,101      389,400
    170,000  Deutsche Telekom AG,
               ADR+ ..............   2,411,271    2,584,000
     35,000  Elisa Oyj, Cl. A+ ...     379,991      300,636
      3,000  France Telecom SA, ADR     48,120       73,950
      3,305  Hellenic Telecommunications
               Organization SA ...      39,578       39,091
        174  Japan Telecom Holdings
               Co. Ltd. ..........     266,848      528,919
        500  Magyar Tavkozlesi
               Rt, ADR ...........       9,650        8,600

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION COMPANIES (CONTINUED)
             TELECOMMUNICATIONS: NATIONAL (CONTINUED)
         20  Nippon Telegraph &
               Telephone Corp. ...$    123,433 $     78,451
     37,000  Philippine Long Distance
               Telephone Co., ADR+     662,519      398,490
      4,320  PT Telekomunikasi
               Indonesia, ADR ....      18,512       48,384
     48,000  Swisscom AG, ADR ....   1,353,535    1,360,320
      2,000  Telecom Corp. of New
               Zealand Ltd., ADR .      31,000       48,720
     60,771  Telefonica SA, ADR+ .   1,597,418    2,100,854
     19,000  Telefonos de Mexico SA
               de CV, Cl. L, ADR .     177,884      596,980
      2,400  Telstra Corp.
               Ltd., ADR .........      30,324       35,640
     45,000  TELUS Corp. .........     810,821      791,868
     20,000  TELUS Corp.,
               Non-Voting ........     439,208      328,979
                                  ------------ ------------
                                    10,567,021   10,884,942
                                  ------------ ------------
             WIRELESS COMMUNICATIONS -- 7.8%
     35,000  America Movil SA de CV,
               Cl. L, ADR ........     444,579      656,250
     11,450  American Tower Corp.,
               Cl. A+ ............     134,266      101,332
     65,747  AT&T Wireless Services
               Inc.+ .............   1,012,912      539,783
     24,000  Jasmine International Public
               Co. Ltd.+ .........       5,040        3,853
     80,000  Leap Wireless International
               Inc.+ .............      27,600        4,000
     29,600  mm02 plc, ADR+ ......     264,821      273,208
    100,000  Nextel Communications Inc.,
               Cl. A+ ............   1,335,526    1,808,000
        500  NTT DoCoMo Inc. .....     762,806    1,082,657
     30,000  Price Communications
               Corp.+ ............     293,906      387,300
    105,600  Rogers Wireless
               Communications Inc.,
               Cl. B+ ............   1,488,438    1,784,640
     10,800  Rural Cellular Corp.,
               Cl. A+ ............      22,788       45,360
     37,000  SK Telecom Co.
               Ltd., ADR .........     828,800      697,820
     25,000  Sprint Corp. -
               PCS Group+ ........     267,053      143,750
      1,650  Tele Celular Sul
               Participacoes
               SA, ADR ...........      26,379       13,744
      5,500  Tele Centro Oeste Celular
               Participacoes
               SA, ADR ...........      16,487       31,790
        330  Tele Leste Celular
               Participacoes
               SA, ADR+ ..........       8,827        2,548

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
        825  Tele Nordeste Celular
               Participacoes
               SA, ADR ...........$     12,175 $     13,324
        330  Tele Norte Celular
               Participacoes
               SA, ADR+ ..........       5,098        2,211
    380,000  Telecom Italia
               Mobile SpA ........   1,866,592    1,872,029
        825  Telemig Celular
               Participacoes
               SA, ADR ...........      23,843       17,341
     75,000  Telephone & Data
               Systems Inc. ......   5,114,984    3,727,500
      6,600  Telesp Celular Participacoes
               SA, ADR+ ..........     211,036       25,740
     15,000  Total Access
               Communications plc+      66,339       19,950
      2,000  United States Cellular
               Corp.+ ............     113,480       50,900
      6,000  Vimpel-Communications,
               ADR+ ..............     103,613      278,640
     12,650  Vodafone Group
               plc, ADR ..........     203,637      248,573
     20,000  Western Wireless Corp.,
               Cl. A+ ............      88,582      230,600
                                  ------------ ------------
                                    14,749,607   14,062,843
                                  ------------ ------------
             TOTAL DISTRIBUTION
              COMPANIES ..........  80,684,273   85,907,770
                                  ------------ ------------
             TOTAL COMMON
              STOCKS ............. 132,521,855  148,728,180
                                  ------------ ------------

             PREFERRED STOCKS -- 4.4%
             BROADCASTING -- 1.1%
      1,063  Granite Broadcasting Corp.,
               12.750% Pfd.+ .....     439,682      861,030
        100  Gray Television Inc.,
               8.000% Cv. Pfd.,
               Ser. C (c)(d) .....   1,000,000    1,030,000
                                  ------------ ------------
                                     1,439,682    1,891,030
                                  ------------ ------------
             BUSINESS SERVICES -- 0.6%
     10,000  Interep National Radio
               Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (c)(d) ....   1,000,000    1,030,000
                                  ------------ ------------
             PUBLISHING -- 1.4%
    103,000  News Corp. Ltd.,
               Pfd., ADR .........   2,541,580    2,580,150
                                  ------------ ------------
             TELECOMMUNICATIONS: LOCAL -- 1.3%
     45,000  Citizens Communications Co.,
               5.000% Cv. Pfd. ...   2,161,913    2,385,000
                                  ------------ ------------
             TOTAL PREFERRED
              STOCKS .............   7,143,175    7,886,180
                                  ------------ ------------

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2003 (UNAUDITED)

                                                   MARKET
    SHARES                             COST         VALUE
    ------                             ----        ------
             CORPORATE BONDS -- 0.1%
             BUSINESS SERVICES -- 0.1%
   $ 50,000  BBN Corp., Sub. Deb. Cv.,
               6.000%,
               04/01/12+ (a)(d) ..$     49,458 $          0
    300,000  Trans-Lux Corp.,
               Sub. Deb. Cv.,
               7.500%, 12/01/06 ..     289,516      250,125
                                  ------------ ------------
                                       338,974      250,125
                                  ------------ ------------
             PUBLISHING -- 0.0%
     66,560  Golden Books Family
               Entertainment Inc., PIK,
               10.750%,
               12/31/04 (a) ......      59,865          333
                                  ------------ ------------
             TOTAL CORPORATE
              BONDS ..............     398,839      250,458
                                  ------------ ------------

    SHARES
  ---------

             WARRANTS -- 0.0%
             BUSINESS SERVICES -- 0.0%
     62,500  Interep National Radio
               Sales Inc.,+ ......           0            0
                                  ------------ ------------
             PUBLISHING -- 0.0%
     25,000  Nation Multimedia
               Group+ ............           0        1,903
                                  ------------ ------------
             TOTAL WARRANTS ......           0        1,903
                                  ------------ ------------
   PRINCIPAL
    AMOUNT
   ----------

             U.S. GOVERNMENT OBLIGATIONS -- 12.9%
 $23,189,000 U.S.  Treasury Bills,
               0.792% to 1.101%++,
               07/31/03 to
               11/13/03 ..........  23,149,855   23,150,546
                                  ------------ ------------
TOTAL INVESTMENTS -- 100.0% ......$163,213,724 $180,017,267
                                  ============

OTHER LIABILITIES IN
   EXCESS OF ASSETS ...........................  (1,835,005)

PREFERRED STOCK
  (1,001,000 preferred shares outstanding) .... (50,000,000)
                                               ------------

NET ASSETS -- COMMON STOCK
  (14,259,953 common shares outstanding) ...... 128,182,262
                                               ============
NET ASSET VALUE PER COMMON SHARE
   ($128,182,262 (DIVIDE) 14,259,953
   shares outstanding) ........................       $8.99
                                                      =====
-------------------

   PRINCIPAL                       SETTLEMENT    UNREALIZED
    AMOUNT                            DATE      DEPRECIATION
   ---------                       ----------   ------------
             FORWARD FOREIGN EXCHANGE
             CONTRACTS -- 0.0%
             Deliver Hong Kong Dollars
               in exchange for
$7,790,000(b)  USD 998,270 ........ 08/01/03   $       (641)
                                               ============
-------------------
             For Federal tax purposes:
             Aggregate cost .................. $163,213,724
                                               ============
             Gross unrealized appreciation ... $ 35,883,958
             Gross unrealized depreciation ...  (19,080,415)
                                               ------------
             Net unrealized appreciation ..... $ 16,803,543
                                               ============
-------------------
 (a)   Security in default.
 (b)   Principal amount denoted in Hong Kong Dollars.
 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the market value of Rule 144A securities amounted to $2,060,000 or 1.14% of total net assets.
 (d) Securities fair valued under procedures established by the Board of Directors.
 +     Non-income producing security.
 ++    Represents annualized yield at date of purchase.
 ADR - American Depository Receipt.
 PIK - Paid in Kind.
 USD - United States Dollars.

                                       % OF
                                      MARKET      MARKET
                                       VALUE       VALUE
                                      ------      ------
      GEOGRAPHIC DIVERSIFICATION
      United States ................... 76.9%  $138,496,371
      Europe ..........................  9.9     17,771,256
      Asia/Pacific ....................  5.3      9,551,509
      Latin America ...................  4.0      7,116,003
      Canada ..........................  3.9      7,082,128
                                       ------  ------------
      Total Investments ...............100.0%  $180,017,267
                                       ======  ============

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2003 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $163,213,724) ......     $180,017,267
  Cash and foreign currency, at value
    (Cost $40,574) ...............................           40,619
  Dividends and interest receivable ..............          240,110
  Other assets ...................................            4,594
                                                       ------------
  TOTAL ASSETS ...................................      180,302,590
                                                       ------------
LIABILITIES:
  Payable for investments purchased ..............          385,090
  Dividends payable ..............................           25,833
  Unrealized depreciation on swap contracts ......          940,337
  Payable for investment advisory fees ...........          100,624
  Payable to custodian ...........................            8,356
  Unrealized depreciation on forward foreign
    exchange contracts ...........................              641
  Interest payable on swap contracts .............           42,792
  Payable for audit and legal fees ...............           34,115
  Payable for shareholder communications fees ....           87,546
  Payable for offering expenses ..................          393,826
  Other accrued expenses and liabilities .........          101,168
                                                       ------------
  TOTAL LIABILITIES ..............................        2,120,328
                                                       ------------
PREFERRED STOCK:
  Series B Cumulative Preferred Stock (6.00%,
    $25 liquidation value, $0.001 par
    value, 1,000,000 shares authorized
    with 1,000,000 shares issued and
    outstanding) 25,000,000
  Series C Cumulative Preferred Stock
    (Auction Rate, $25,000 liquidation value,
    $0.001 par value, 1,000 shares authorized
    with 1,000  shares  issued and
    outstanding) .................................       25,000,000
                                                       ------------
  TOTAL PREFERRED STOCK ..........................       50,000,000
                                                       ------------
  NET ASSETS ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS .................................     $128,182,262
                                                       ============
NET ASSETS ATTRIBUTABLE TO COMMON STOCK
  SHAREHOLDERS CONSIST OF:
  Capital stock, at par value ....................           14,260
  Additional paid-in capital .....................      118,753,607
  Accumulated net investment loss ................       (1,069,599)
  Accumulated net realized loss on investments
    and foreign currency transactions ............       (5,380,344)
  Net unrealized appreciation on investments, swap
    contracts and foreign currency transactions ..       15,864,338
                                                       ------------
  TOTAL NET ASSETS ...............................     $128,182,262
                                                       ============

NET ASSET VALUE PER COMMON SHARE
  ($128,182,262 / 14,259,953 shares outstanding;
    200,000,000 shares authorized
    of $0.001 par value) .........................            $8.99
                                                              =====


                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $37,637) ......     $    804,626
  Interest .........................................           93,249
                                                         ------------
  TOTAL INVESTMENT INCOME ..........................          897,875
                                                         ------------
EXPENSES:
  Investment advisory fees .........................          533,101
  Interest expense on swap contracts ...............          143,746
  Shareholder communications expenses ..............          109,235
  Shareholder services fees ........................           69,158
  Legal and audit fees .............................           33,804
  Directors' fees ..................................           33,590
  Custodian fees ...................................           23,298
  Accounting fees ..................................           17,256
  Payroll ..........................................           13,499
  Miscellaneous expenses ...........................           76,144
                                                         ------------
  TOTAL EXPENSES ...................................        1,052,831
                                                         ------------
  NET INVESTMENT LOSS ..............................         (154,956)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS AND FOREIGN
  CURRENCY TRANSACTIONS:
  Net realized loss on investments .................         (358,380)
  Net realized gain on foreign currency transactions            2,997
                                                         ------------
  Net realized loss on investments
    and foreign currency transactions ..............         (355,383)
                                                         ------------
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts and foreign
    currency transactions ..........................       21,754,951
                                                         ------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
    SWAP CONTRACTS AND FOREIGN CURRENCY
    TRANSACTIONS ...................................       21,399,568
                                                         ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................       21,244,612
                                                         ------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income ............................         (914,643)
                                                         ------------
  TOTAL DISTRIBUTIONS TO PREFERRED
    STOCK SHAREHOLDERS .............................         (914,643)
                                                         ------------
  NET INCREASE IN NET ASSETS ATTRIBUTABLE TO
    COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ................................     $ 20,329,969
                                                         ============

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2003       YEAR ENDED
                                                                                           (UNAUDITED)     DECEMBER 31, 2002
                                                                                        ----------------   -----------------
OPERATIONS:
  Net investment loss ...............................................................     $    (154,956)     $     (46,272)
  Net realized gain (loss) on investments and foreign currency transactions .........          (355,383)         1,821,055
  Net change in unrealized appreciation (depreciation) of investments, swap contracts
    and foreign currency transactions ...............................................        21,754,951        (40,300,249)
                                                                                          -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................        21,244,612        (38,525,466)
                                                                                          -------------      -------------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income .............................................................          (914,643)                --
  Net realized long-term gains on investments and foreign currency transactions .....                --         (2,359,821)
                                                                                          -------------      -------------
  TOTAL DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS ...............................          (914,643)        (2,359,821)
                                                                                          -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS
    RESULTING FROM OPERATIONS .......................................................        20,329,969        (40,885,287)
                                                                                          -------------      -------------
TRUST SHARE TRANSACTIONS:
  Net decrease from repurchase of common shares .....................................          (180,514)          (253,454)
  Offering costs for preferred shares charged to paid-in capital ....................        (1,500,000)                --
                                                                                          -------------      -------------
  NET DECREASE IN NET ASSETS FROM TRUST SHARE TRANSACTIONS ..........................        (1,680,514)          (253,454)
                                                                                          -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS ....................................................................        18,649,455        (41,138,741)
NET ASSETS ATTRIBUTABLE TO COMMON STOCK SHAREHOLDERS:
  Beginning of period ...............................................................       109,532,807        150,671,548
                                                                                          -------------      -------------
  End of period .....................................................................     $ 128,182,262      $ 109,532,807
                                                                                          =============      =============

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Multimedia Trust Inc. ("Multimedia Trust") is a closed-end, non-diversified management investment company organized as a Maryland corporation on March 31, 1994 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is long-term growth of capital with income as a secondary objective. The Multimedia Trust had no operations prior to November 15, 1994, other than the sale of 10,000 shares of common stock for $100,000 to The Gabelli Equity Trust Inc. (the "Equity Trust"). Investment operations commenced on November 15, 1994.

     Effective August 1, 2002, the Multimedia Trust modified its non-fundamental investment policy to increase, from 65% to 80%, the portion of its assets that it will invest, under normal market conditions, in common stock and other securities, including convertible securities, preferred stock, options and warrants of companies in the telecommunications, media, publishing and entertainment industries (the "80% Policy").

     The 80% Policy may be changed without shareholder approval. However, the Multimedia Trust has adopted a policy to provide shareholders with at least 60 days' notice of the implementation of any change in the 80% Policy.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Multimedia Trust in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded in foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or markets. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Board of Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price on that day. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

     REPURCHASE AGREEMENTS. The Multimedia Trust may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board of Directors. Under the terms of a typical repurchase agreement, the Multimedia Trust takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Multimedia Trust to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Multimedia Trust's holding period. The Multimedia Trust will

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Multimedia Trust in each agreement. The Multimedia Trust will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Multimedia Trust may be delayed or limited.

      SWAP AGREEMENTS. The Multimedia Trust may enter into interest rate swap or cap transactions. The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Multimedia Trust would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Multimedia Trust periodically a variable rate payment that is intended to approximate the Multimedia Trust's variable rate payment obligation on the Series C Preferred Stock. In an interest rate cap, the Multimedia Trust would pay a premium to the interest rate cap to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Multimedia Trust would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. Depending on the general state of short-term interest rates and the returns on the Multimedia Trust's portfolio securities at that point in time, such a default could negatively affect the Multimedia Trust's ability to make dividend payments for the Series C Preferred Stock. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Multimedia Trust will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Multimedia Trust's ability to make dividend payments on the Series C Preferred Stock.

      The Trust has entered into two interest rate swap agreements with Citibank N.A. Under the agreement the Trust receives a floating rate of interest and pays a respective fixed rate of interest on the nominal value of the swap. Details of the swap at June 30, 2003 are as follows:

    NOTIONAL                   FLOATING RATE*      TERMINATION    UNREALIZED
     AMOUNT     FIXED RATE  (RATE RESET MONTHLY)      DATE       DEPRECIATION
   -----------  ----------  --------------------   -----------   ------------
   $10,000,000     4.32%            1.32%         April 4, 2013   $(489,413)
   $15,000,000     3.27%            1.32%         April 4, 2008   $(450,924)

-------------------
*Based on Libor (London Interbank Offered Rate).

     SECURITIES SOLD SHORT. A short sale involves selling a security which the Multimedia Trust does not own. The proceeds received for short sales are recorded as liabilities and the Multimedia Trust records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Multimedia Trust records a realized gain or loss when the short position is closed out. By entering into a short sale, the Multimedia Trust bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Multimedia Trust on the ex-dividend date and interest expense is recorded on the accrual basis.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Multimedia Trust may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Multimedia Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Multimedia Trust's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Multimedia Trust could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     FOREIGN CURRENCY TRANSLATION. The books and records of the Multimedia Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Multimedia Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for as of the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders of the Multimedia Trust's 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock ("Cumulative Preferred Stock") are accrued on a daily basis and are determined as described in Note 5. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States.

     PROVISION FOR INCOME TAXES. The Multimedia Trust intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Multimedia Trust has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Multimedia Trust will pay the Adviser on the first business day of each month a fee for the previous month equal on an annual basis to 1.00% of the value of the Multimedia Trust's average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Multimedia Trust's portfolio and oversees the administration of all aspects of the Multimedia Trust's business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the net asset value of the common shares of the Multimedia Trust, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate of the Cumulative Preferred Stock. On April 2, 2003, the Multimedia Trust redeemed the remaining 75% (926,025 shares) of its outstanding 7.92% Cumulative Preferred Stock. For the period January 1, 2003 through April 2, 2003, the Multimedia Trust's total return on the NAV of the common stock did not exceed

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

the stated dividend rate of the Cumulative Preferred Shares for this period. Thus, management fees were not earned on these assets. On April 2, 2003, the Multimedia Trust issued Preferred Stock. For the period April 2, 2003 through June 30, 2003, the Multimedia Trust's total return on the net asset value of the common shares exceeded the stated dividend rate of the Preferred Stock for the period.

     During the six months ended June 30, 2003, Gabelli & Company, Inc. received $5,496 in brokerage commissions as a result of executing agency transactions in portfolio securities on behalf of the Multimedia Trust.

     The cost of calculating the Trust's net asset value per share is a Trust expense pursuant to the Investment Advisory Agreement between the Trust and the Adviser. During the six months ended June 30, 2003, the Multimedia Trust reimbursed the Adviser $17,400 in connection with the cost of computing the Trust's net asset value.

4.  PORTFOLIO  SECURITIES.   Cost  of  purchases  and  proceeds  from  sales  of
securities, other than short-term securities, for the six months ended June 30, 2003 aggregated $8,762,557 and $1,124,020, respectively.

5. CAPITAL. The Articles of Incorporation, dated March 31, 1994, permit the Multimedia Trust to issue 198,999,000 shares of common stock (par value $0.001). The Board of Directors of the Multimedia Trust has authorized the repurchase of up to 1,000,000 shares of the Multimedia Trust's outstanding common stock. During the six months ended June 30, 2003, the Multimedia Trust repurchased 25,000 shares of its common stock in the open market at a cost of $180,514 and an average discount of approximately 14.48% from its net asset value. During the year ended December 31, 2002, the Multimedia Trust repurchased 30,700 shares of its common stock in the open market at a cost of $253,454 and an average discount of approximately 10.53% from its net asset value. All shares of common stock repurchased have been retired.

     Transactions in capital stock were as follows:

                                  SIX MONTHS ENDED
                                    JUNE 30, 2003            YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 2002
                               ---------------------   ---------------------
                                SHARES        AMOUNT    SHARES       AMOUNT
                               -------     ---------   -------     ---------
Net decrease from repurchase
   of common shares .......... (25,000)    $(180,514)  (30,700)    $(253,454)
                               -------     ---------   -------     ---------
Net decrease ................. (25,000)    $(180,514)  (30,700)    $(253,454)
                               =======     =========   =======     =========

     The Multimedia Trust's Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to Common Shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Multimedia Trust is required to meet certain asset coverage tests as required by the 1940 Act and by the shares' Articles Supplementary with respect to the Cumulative Preferred Stock. If the Multimedia Trust fails to meet these requirements and does not correct such failure, the Multimedia Trust may be required to redeem, in part or in full, the 7.20% Series B and Series C Auction Rate Cumulative Preferred Stock at a redemption price of $25.00 and $25,000, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Multimedia Trust's ability to pay dividends to Common Shareholders and could lead to sales of portfolio securities at inopportune times.

     The Multimedia Trust, as authorized by the Board of Directors, redeemed the remaining 75% (926,025 shares) of its outstanding 7.92% Cumulative Preferred
Stock.  The  redemption  date was  April 2,  2003 and the  redemption  price was

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

$25.033 per Preferred Share, which consisted of $25.00 per share of Preferred Stock (the liquidation value), plus accumulated and unpaid dividends through the redemption date of $0.033 per Preferred Share. The Preferred Shares were callable at any time at the liquidation value of $25.00 per share plus accrued dividends following the expiration of the five-year call protection on June 1, 2002.

     On March 31, 2003, the Multimedia Trust received net proceeds of $23,981,250 (after underwriting discounts of $787,500 and estimated offering expenses of $231,250) from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock. Commencing April 2, 2003 and thereafter, the Multimedia Trust, at its option, may redeem the 6.00% Series B Cumulative Preferred Stock in whole or in part at the redemption price. The Board of Directors has authorized the repurchase in the open market at prices less than the $25 liquidation value of the Cumulative Preferred Stock. During the six months ended June 30, 2003, the Multimedia Trust did not repurchase any shares of 6.00% Series B Cumulative Preferred Stock. At June 30, 2003, 1,000,000 shares of the 6.00% Series B Cumulative Preferred Stock were outstanding at the fixed rate of 6.00% per share and accrued dividends amounted to $20,833.

      On March 31, 2003, the Multimedia Trust received net proceeds of $24,518,750 (after underwriting discounts of $250,000 and estimated offering expenses of $231,250) from the public offering of 1,000 shares of Series C Auction Rate Cumulative Preferred Stock. The dividend rate, as set by the auction process, which is generally held every 7 days, is expected to vary with short-term interest rates. Existing shareholders may submit an order to hold, bid or sell such shares on each auction date. Series C Auction Rate Cumulative Preferred Stock shareholders may also trade shares in the secondary market. The Multimedia Trust, at its option, may redeem the Series C Auction Rate Cumulative Preferred Stock in whole or in part at the redemption price at any time. During the six months ended June 30, 2003, the Multimedia Trust did not repurchase any shares of Series C Auction Rate Cumulative Preferred Stock. At June 30, 2003, 1,000 shares of the Series C Auction Rate Cumulative Preferred Stock were outstanding at the annual rate of 1.20% per share and accrued dividends amounted to $5,000.

     The holders of Cumulative Preferred Stock have voting rights equivalent to those of the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class. In addition, the 1940 Act requires that along with approval of a majority of the holders of common stock, approval of a majority of the holders of any outstanding shares of Cumulative Preferred Stock, voting separately as a class, would be required to
(a) adopt any plan of reorganization that would adversely affect the Cumulative Preferred Stock, and (b) take any action requiring a vote of security holders, including, among other things, changes in the Multimedia Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. The income received on the Multimedia Trust's assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Cumulative Preferred Stock has been reclassified outside of permanent equity (net assets attributable to common stock shareholders) in the accompanying financial statements.

6. INDUSTRY CONCENTRATION. Because the Multimedia Trust primarily invests in common stocks and other securities of foreign and domestic companies in the telecommunications, media, publishing and entertainment industries, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A MULTIMEDIA TRUST COMMON SIX MONTHS ENDED
SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2003   -------------------------------------------------------------
                                                   (UNAUDITED)      2002         2001          2000         1999         1998
                                                ----------------  --------     --------       -------      -------      -------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ............ $  7.67      $  10.52       $ 12.21       $ 19.90      $ 12.20     $  9.91
                                                    -------      --------       -------       -------      -------     -------
  Net investment income (loss) ....................   (0.08)        (0.00)(a)     (0.02)         0.21        (0.05)      (0.03)
  Net realized and unrealized gain (loss)
    on investments ................................    1.56         (2.68)        (1.44)        (4.74)       11.54        3.33
                                                    -------      --------       -------       -------      -------     -------
  Total from investment operations ................    1.48         (2.68)        (1.46)        (4.53)       11.49        3.30
                                                    -------      --------       -------       -------      -------     -------
DISTRIBUTIONS TO PREFERRED STOCK SHAREHOLDERS:
  Net investment income. ..........................   (0.06)           --            --         (0.02)          --          --
  Net realized gain on investments ................      --         (0.17)        (0.17)        (0.18)       (0.23)      (0.23)
                                                    -------      --------       -------       -------      -------     -------
  Total distributions to preferred
    stock shareholders ............................   (0.06)        (0.17)        (0.17)        (0.20)       (0.23)      (0.23)
                                                    -------      --------       -------       -------      -------     -------
  NET INCREASE (DECREASE) IN NET ASSETS ATTRIBUTABLE
    TO COMMON STOCK SHAREHOLDERS RESULTING
    FROM OPERATIONS ...............................    1.42         (2.85)        (1.63)        (4.73)       11.26        3.07
                                                    -------      --------       -------       -------      -------     -------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
  Net investment income ...........................      --            --         (0.00)(a)     (0.16)          --          --
  Net realized gain on investments ................      --            --         (0.06)        (1.41)       (3.62)      (0.80)
  In excess of net investment income and/or net
    realized gain on investments ..................      --            --            --            --           --          --
                                                    -------      --------       -------       -------      -------     -------
  Total distributions to common
     stock shareholders ...........................      --            --         (0.06)        (1.57)       (3.62)      (0.80)
                                                    -------      --------       -------       -------      -------     -------
CAPITAL SHARE TRANSACTIONS:
  Increase (decrease) in net asset value from common
    stock share transactions ......................      --          0.00(a)         --         (1.35)        0.06        0.02
  Offering costs for preferred shares charged to
    paid-in capital ...............................   (0.11)           --            --         (0.04)          --          --
                                                    -------      --------       -------       -------      -------     -------
  Total capital share transactions ................   (0.11)         0.00(a)         --         (1.39)        0.06        0.02
                                                    -------      --------       -------       -------      -------     -------
  NET ASSET VALUE ATTRIBUTABLE TO COMMON STOCK
    SHAREHOLDERS, END OF PERIOD ................... $  8.98      $   7.67       $ 10.52       $ 12.21      $ 19.90     $ 12.20
                                                    =======      ========       =======       =======      =======     =======
  Net asset value total return+ ...................   17.2%       (27.1)%       (13.3)%       (24.9)%        96.6%       33.0%
                                                    =======      ========       =======       =======      =======     =======
  Market value, end of period ..................... $  6.40      $   6.40        $ 9.01       $ 10.31      $ 18.75     $ 10.94
                                                    =======      ========       =======       =======      =======     =======
  Total investment return++ .......................   21.1%       (29.0)%       (12.1)%       (35.0)%       106.6%       35.1%
                                                    =======      ========       =======       =======      =======     =======

-------------------------
  + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
 ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.005 per share.
 (b) Based on weekly prices.

                 See accompanying notes to financial statements.

                    THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
                        FINANCIAL HIGHLIGHTS (CONTINUED)

                                                SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2003   -------------------------------------------------------------
                                                   (UNAUDITED)      2002         2001          2000         1999         1998
                                                ----------------  --------     --------       -------      -------      -------
RATIOS AND SUPPLEMENTAL DATA:
  Net assets including liquidation
    value of preferred shares, end
    of period (in 000's) ......................... $178,182       $132,683     $181,539      $205,893     $246,488     $163,742
  Net assets attributable to common shares,
    end of period (in 000's) ..................... $128,182       $109,533     $150,672      $175,026     $215,238     $132,492
  Ratio of net investment income (loss)
    to average net assets attributable
    to common shares .............................    (0.27)%(d)     (0.04)%      (0.18)%        1.36%       (0.30)%      (0.32)%
  Ratio of operating expenses to average net assets
    attributable to common shares (c) ............     1.87%(d)       1.46%        1.34%         1.46%        1.56%        2.53%
  Ratio of operating expenses to average
    total net assets including liquidation
    value of preferred shares (c) ................     1.41%(d)       1.18%        1.13%         1.27%        1.32%        2.01%
  Portfolio turnover rate ........................      0.8%          16.6%        25.4%         29.9%        43.1%        44.6%
PREFERRED STOCK:
  7.92% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ....       --        $23,151      $30,868       $30,868      $31,250      $31,250
  Total shares outstanding (in 000's) ............       --            926        1,235         1,235        1,250        1,250
  Liquidation preference per share ...............       --         $25.00       $25.00        $25.00       $25.00       $25.00
  Average market value (b) .......................       --         $25.75       $25.50        $23.54       $25.13       $25.96
  6.00% CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ....  $25,000             --           --            --           --           --
  Total shares outstanding (in 000's) ............    1,000             --           --            --           --           --
  Liquidation preference per share ...............   $25.00             --           --            --           --           --
  Average market value (b) .......................   $25.60             --           --            --           --           --
  AUCTION RATE CUMULATIVE PREFERRED STOCK
  Liquidation value, end of period (in 000's) ....  $25,000             --           --            --           --           --
  Total shares outstanding (in 000's) ............        1             --           --            --           --           --
  Liquidation preference per share ...............  $25,000             --           --            --           --           --
  Average market value (b) .......................  $25,000             --           --            --           --           --
  Asset coverage .................................      356%           573%         588%          667%         789          524
  Asset coverage per share .......................  $178.00        $143.28      $147.03       $166.76      $197.19      $112.97

----------------------
   + Based on net asset value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
  ++ Based on market value per share, adjusted for reinvestment of distributions, including the effect of shares issued pursuant to rights offering, assuming full subscription by shareholder. Total return for the period of less than one year is not annualized.
 (a) Amount represents less than $0.005 per share.
 (b) Based on weekly prices.
 (c) The Trust incurred interest expense during the six months ended June 30, 2003. If interest expense had not been incurred, the expense ratio of operating expenses to average net assets attributable to common stock would be 1.61% and the expense ratio of operating expenses to average total net assets including liquidation value of preferred shares would be 1.22%.
 (d) Annualized.

                 See accompanying notes to financial statements.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLAN

ENROLLMENT IN THE PLAN

  It is the policy of The Gabelli Global Multimedia Trust Inc. ("Multimedia Trust") to automatically reinvest dividends. As a "registered" shareholder you automatically become a participant in the Multimedia Trust's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Multimedia Trust to issue shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Multimedia Trust. Plan participants may send their stock certificates to EquiServe Trust Company ("EquiServe") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distribution in cash must submit this request in writing to:

                    The Gabelli Global Multimedia Trust Inc.
                                  c/o EquiServe
                                 P.O. Box 43011
                            Providence, RI 02940-3011

  Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan may contact EquiServe at 1 (800) 336-6983.

  SHAREHOLDERS WISHING TO LIQUIDATE REINVESTED SHARES held at EquiServe must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

  If your shares are held in the name of a broker, bank or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your dividends will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at such participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

  The number of shares of Common Stock distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Multimedia Trust's Common Stock is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued shares of Common Stock valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Multimedia Trust's Common Stock. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE trading day, the next trading day. If the net asset value of the Common Stock at the time of valuation exceeds the market price of the Common Stock, participants will receive shares from the Multimedia Trust valued at market price. If the Multimedia Trust should declare a dividend or capital gains distribution payable only in cash, EquiServe will buy Common Stock in the open market, or on the NYSE or elsewhere, for the participants' accounts, except that EquiServe will endeavor to terminate purchases in the open market and cause the Multimedia Trust to issue shares at net asset value if, following the commencement of such purchases, the market value of the Common Stock exceeds the then current net asset value.

  The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

  The Multimedia Trust reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by EquiServe on at least 90 days' written notice to participants in the Plan.

VOLUNTARY CASH PURCHASE PLAN

  The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Multimedia Trust. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name and participate in the Dividend Reinvestment Plan.

  Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to EquiServe for investments in the Multimedia Trust's shares at the then current market price. Shareholders may send an amount from $250 to $10,000. EquiServe will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. EquiServe will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to EquiServe, P.O. Box 43011, Providence, RI 02940-3011 such that EquiServe receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by EquiServe at least 48 hours before such payment is to be invested.

  For more information regarding the Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Multimedia Trust.

                             DIRECTORS AND OFFICERS
                       THE GABELLI GLOBAL MULTIMEDIA TRUST
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF INVESTMENT OFFICER,
   GABELLI ASSET MANAGEMENT INC.

Dr. Thomas E. Bratter
   PRESIDENT, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR & CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Karl Otto Pohl
   FORMER PRESIDENT, DEUTSCHE BUNDESBANK

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT
   PROFESSOR EMERITUS, PACE UNIVERSITY

Werner J. Roeder, MD
   VICE PRESIDENT/MEDICAL AFFAIRS
   LAWRENCE HOSPITAL CENTER

Salvatore J. Zizza
   CHAIRMAN, HALLMARK ELECTRICAL SUPPLIES CORP.


OFFICERS

Bruce N. Alpert
   PRESIDENT

Gus Coutsouros
   VICE PRESIDENT & TREASURER

Peter W. Latartara
   VICE PRESIDENT

Steven D.LaRosa
   VICE PRESIDENT

James E. McKee
   SECRETARY

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York  10580-1422

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND REGISTRAR
EquiServe Trust Company

COUNSEL
Willkie Farr & Gallagher

STOCK EXCHANGE LISTING
                           COMMON    6.00% PREFERRED
                           ------    ---------------
NYSE-Symbol:                 GGT         GGT Pr
Shares Outstanding:      14,259,953     1,000,000

The Net Asset Value appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Sunday's The New York Times and in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds".

The Net Asset Value may be obtained each day by calling (914) 921-5071.

--------------------------------------------------------------------------------
  For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Multimedia Trust may, from time to time, purchase shares of its common stock in the open market when the Multimedia Trust shares are trading at a discount of 10% or more from the net asset value of the shares. The Multimedia Trust may also, from time to time, purchase shares of its Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
ONE CORPORATE CENTER
RYE, NY  10580-1422
(914) 921-5070
WWW.GABELLI.COM

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                                     GBFMT SA/03

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).




(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 10. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Multimedia Trust Inc.
             -----------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                           --------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
             -----------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                           --------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date                                09/03/03
                           --------------------------------------------


By (Signature and Title)*  /s/ Gus A. Coutsouros
                           ----------------------------------------------
                           Gus A. Coutsouros, Principal Financial Officer

Date                                09/03/03
                           --------------------------------------------



* Print the name and title of each signing officer under his or her signature.